Summary of Sensitivity of Significant Actuarial Assumptions (Details) $ in Millions	Oct. 31, 2023 CAD ($)
Principal pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 953
1 year/percentage increase in assumption	(794)
Principal pension plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(192)
1 year/percentage increase in assumption	175
Principal pension plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(114)
1 year/percentage increase in assumption	110
Principal post retirement benefit plan [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	44
1 year/percentage increase in assumption	(36)
Principal post retirement benefit plan [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(8)
1 year/percentage increase in assumption	8
Principal post retirement benefit plan [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(6)
1 year/percentage increase in assumption	7
Other pension plans [Member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	250
1 year/percentage increase in assumption	(209)
Other pension plans [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(16)
1 year/percentage increase in assumption	19
Other pension plans [Member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(67)
1 year/percentage increase in assumption	$ 65